UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10427
                                   ------------


                     AXP Partners International Series, Inc.
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               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:  10/31
                         --------

Date of reporting period:   7/31
                          --------

                               PORTFOLIO HOLDINGS

                                       FOR

                          AXP(R) PARTNERS INTERNATIONAL

                             AGGRESSIVE GROWTH FUND

                                AT JULY 31, 2005

Investments in Securities

AXP Partners International Aggressive Growth Fund

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.6%)(c)
Issuer                                         Shares                 Value(a)

Australia (4.4%)

Beverages (0.3%)
Lion Nathan                                   200,000               $1,116,418

Capital Markets (0.3%)
Perpetual Trustees Australia                   20,000                  966,640

Commercial Banks (0.6%)
Commonwealth
  Bank of Australia                            26,970                  794,951
Natl Australia Bank                            47,550                1,123,598
Total                                                                1,918,549

Commercial Services & Supplies (0.2%)
ABC Learning Centres                          150,000                  611,460

Containers & Packaging (0.5%)
Amcor                                         319,270                1,686,460

Distributors (0.2%)
Pacific Brands                                310,600                  557,413

Diversified Financial Services (0.5%)
Macquarie Infrastructure
  Group                                       574,990                1,729,558

Insurance (0.5%)
QBE Insurance Group                           118,380                1,516,959

Metals & Mining (0.8%)
BHP Billiton                                  172,331                2,540,938

Textiles, Apparel & Luxury Goods (0.6%)
Billabong Intl                                190,000                2,039,840

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Austria (1.0%)

Building Products (0.3%)
Wienerberger                                   25,000               $1,158,743

Commercial Banks (0.7%)
Erste Bank der Oesterreichischen
  Sparkassen                                   43,068                2,192,822

Belgium (0.9%)

Commercial Banks (0.7%)
KBC Group                                      27,170                2,162,613

Health Care Equipment & Supplies (0.2%)
Omega Pharma                                   14,000                  790,056

Brazil (0.9%)

Construction & Engineering (0.1%)
Obrascon Huarte Lain Brasil                    34,100(b)               258,116

Health Care Providers & Services (0.1%)
Diagnosticos da America                        20,000(b)               252,313

Insurance (0.2%)
Porto Seguro                                   70,000                  598,738

Personal Products (0.3%)
Natura Cosmeticos                              40,000                1,345,669

Road & Rail (0.2%)
America Latina Logistica Unit                  20,000                  672,834

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Canada (2.8%)

Energy Equipment & Services (0.4%)
ShawCor                                        84,000               $1,296,478

Food & Staples Retailing (0.4%)
Shoppers Drug Mart                             44,548                1,492,334

Hotels, Restaurants & Leisure (--%)
Intrawest                                       5,800                  142,595

Media (0.4%)
Thomson                                        42,150                1,475,026

Metals & Mining (0.7%)
Falconbridge                                   25,000                  515,768
Ivanhoe Mines                                  60,000(b)               443,664
Kinross Gold                                   75,000(b)               414,250
Major Drilling Group Intl                      37,000(b)               422,633
Northern Orion Resources                      145,000(b)               356,606
Total                                                                2,152,921

Oil & Gas (0.9%)
PetroKazakhstan Cl A                            9,900                  417,483
Talisman Energy                                53,500                2,346,936
Total                                                                2,764,419

Chile (0.5%)

Chemicals (0.3%)
Sociedad Quimica y
  Minera de Chile ADR                          10,000                1,220,000

Commercial Banks (0.2%)
CorpBanca ADR                                  20,000                  567,000

See accompanying notes to investments in securities.

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1 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Issuer                                         Shares                 Value(a)

China (0.1%)

Transportation Infrastructure
Hainan Meilan Intl
  Airport Cl H                                585,000                 $334,891

Czechoslovakia Federated  Republic (0.5%)

Commercial Banks
Komercni Banka                                 12,100                1,599,236

Denmark (0.6%)

Pharmaceuticals (0.4%)
Novo Nordisk Cl B                              24,070                1,243,867

Transportation Infrastructure (0.2%)
Kobenhavns Lufthavne                            3,000                  718,797

Finland (0.6%)

Communications Equipment (0.1%)
Nokia                                          30,520                  485,890

Construction & Engineering (0.3%)
Jaakko Poyry Group                             26,000                  857,339

Real Estate (0.2%)
Sponda                                         63,000                  666,373

France (12.5%)

Air Freight & Logistics (0.2%)
Groupe Norbert Dentressangle                   10,000                  541,864

Beverages (0.3%)
Pernod-Ricard                                   5,550                  928,494

Commercial Banks (0.8%)
Societe Generale                               23,013                2,511,252

Commercial Services & Supplies (0.2%)
Bacou-Dalloz                                    9,000                  815,925

Construction & Engineering (0.6%)
VINCI                                          24,364                1,971,982

Construction Materials (1.3%)
Ciments Francais                                7,500                  755,133
Imerys                                         30,000                2,205,009
Lafarge                                        16,730                1,582,176
Total                                                                4,542,318

Diversified Telecommunication Services (0.7%)
France Telecom                                 74,600                2,301,162

Electrical Equipment (0.6%)
Carbone Lorraine                               15,000                  716,511
Schneider Electric                             16,090                1,261,768
Total                                                                1,978,279

Energy Equipment & Services (0.1%)
Gaz de France                                   6,845(b)               224,715

Food Products (0.2%)
Groupe DANONE                                   6,430                  633,510

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

France (cont.)

Health Care Equipment & Supplies (0.8%)
Essilor Intl                                   34,670               $2,514,405

Hotels, Restaurants & Leisure (0.8%)
Accor                                          37,440                1,905,169
Pierre & Vacances                              12,000                  882,984
Total                                                                2,788,153

Insurance (0.8%)
APRIL Group                                    21,391                  699,963
AXA                                            76,541                2,088,799
Total                                                                2,788,762

Internet Software & Services (0.3%)
Iliad                                          27,900                1,139,266

IT Services (0.1%)
Fininfo                                        20,200                  453,789

Machinery (0.7%)
Vallourec                                       6,000                2,178,619

Media (0.8%)
M6-Metropole Television                        29,000                  800,930
Vivendi Universal                              56,440                1,792,069
Total                                                                2,592,999

Multi-Utilities & Unregulated Power (0.1%)
Veolia Environnement                            4,630                  179,768

Multiline Retail (0.6%)
PPR                                            18,350                1,850,638

Office Electronics (0.7%)
Neopost                                        30,000                2,789,069

Oil & Gas (1.4%)
Total                                          20,200                5,050,824

Pharmaceuticals (0.4%)
Sanofi-Aventis                                 15,070                1,300,702

Germany (6.6%)

Auto Components (0.5%)
Continental                                    23,500                1,823,331

Capital Markets (0.1%)
Deutsche Beteiligungs                          15,000                  241,627

Chemicals (0.5%)
BASF                                           22,210                1,574,258

Commercial Banks (0.4%)
DEPFA Bank                                     83,000                1,336,972

Commercial Services & Supplies (0.3%)
GFK                                            28,100                1,108,109

Computers & Peripherals (0.5%)
Wincor Nixdorf                                 18,000                1,631,646

Construction & Engineering (0.4%)
Bilfinger Berger                               28,500                1,469,108

Common Stocks (continued)

Issuer                                         Shares                 Value(a)

Germany (cont.)

Diversified Financial Services (0.5%)
Deutsche Boerse                                12,000               $1,051,691
Grenkeleasing                                  13,564                  662,556
Total                                                                1,714,247

Diversified Telecommunication Services (0.5%)
Deutsche Telekom                               91,570                1,811,843

Electric Utilities (0.4%)
E.ON                                           15,210                1,405,145

Food & Staples Retailing (0.3%)
Metro                                          16,600                  835,128

Health Care Equipment & Supplies (0.5%)
Fresenius Medical Care                         19,626                1,709,229

Health Care Providers & Services (0.9%)
Rhon-Klinikum                                  39,800                2,870,545

Internet & Catalog Retail (0.2%)
Takkt                                          58,000                  568,773

Machinery (0.2%)
Vossloh                                        12,000                  649,036

Media (0.1%)
CTS Eventim                                     6,500(b)               307,788

Textiles, Apparel & Luxury Goods (0.3%)
Adidas-Salomon                                  5,080                  918,235

Greece (1.9%)

Commercial Banks (0.8%)
Natl Bank of Greece                            69,640                2,541,626

Diversified Telecommunication Services (0.3%)
Hellenic Telecommunications
  Organization                                 55,080                1,120,603

Hotels, Restaurants & Leisure (0.8%)
Intralot-Integrated Lottery
  Systems & Services                           56,000                  948,241
OPAP                                           49,550                1,610,480
Total                                                                2,558,721

Hong Kong (1.1%)

Distributors (0.1%)
Linmark Group                               1,250,000                  352,796

Diversified Financial Services (0.3%)
Hong Kong Exchanges and
  Clearing                                    350,000                1,085,773

Food Products (0.3%)
Global Bio-Chem Technology
  Group                                     1,700,000                  850,475

Household Durables (0.3%)
Ngai Lik Industrial Holding                   613,000                  110,153
Techtronic Inds                               400,000                  991,821
Total                                                                1,101,974

Leisure Equipment & Products (0.1%)
Lerado Group Holding                        1,946,000                  200,275

See accompanying notes to investments in securities.

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2 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Issuer                                         Shares                 Value(a)

India (0.7%)

IT Services (0.1%)
Tata Consultancy Services                      15,280                 $445,848

Thrifts & Mortgage Finance (0.6%)
Housing Development Finance                    85,000                1,809,879

Indonesia (0.3%)

Gas Utilities
Perusahaan Gas Negara                       2,700,000                  886,051

Ireland (4.8%)

Airlines (0.5%)
Ryanair Holdings ADR                           36,190(b)             1,694,054

Commercial Banks (2.3%)
Anglo Irish Bank                              404,224                5,414,781
Bank of Ireland                               112,270                1,865,418
Total                                                                7,280,199

Food Products (0.8%)
IAWS Group                                    100,000                1,455,728
Kerry Group Cl A                               50,000                1,248,200
Total                                                                2,703,928

Health Care Providers & Services (0.5%)
United Drug                                   401,296                1,676,407

Hotels, Restaurants & Leisure (0.2%)
Jurys Doyle Hotel Group                         3,200                   63,532
Paddy Power                                    35,000                  632,068
Total                                                                  695,600

Trading Companies & Distributors (0.5%)
Grafton Group Unit                            160,000(b)             1,829,266

Italy (2.0%)

Automobiles (--%)
Ducati Motor Holding                           66,199(b)                95,420

Beverages (0.3%)
Davide Campari-Milano                         130,000                1,011,572

Commercial Banks (0.7%)
Banco Popolare di Verona
  e Novara                                    103,220                1,842,599

Energy Equipment & Services (0.3%)
Saipem                                         71,650                1,063,679

Health Care Equipment & Supplies (0.2%)
Amplifon                                       11,300                  739,832

Oil & Gas (0.5%)
Eni                                            61,930                1,754,319

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (12.3%)

Automobiles (0.6%)
Honda Motor                                    35,100               $1,807,418
Toyota Motor                                    4,300                  162,565
Total                                                                1,969,983

Beverages (0.3%)
ITO EN                                         23,500                1,151,226

Building Products (0.4%)
Daikin Inds                                    59,300                1,438,603

Chemicals (0.5%)
Shin-Etsu Chemical                             23,600                  892,377
Toray Inds                                    166,000                  774,621
Total                                                                1,666,998

Commercial Banks (1.0%)
Bank of Fukuoka                                96,000                  550,755
Bank of Yokohama                              220,000                1,242,750
Chiba Bank                                     91,000                  585,893
Hiroshima Bank                                139,800                  620,854
Mitsubishi Tokyo
  Financial Group                                  50                  416,626
Total                                                                3,416,878

Commercial Services & Supplies (0.9%)
Meitec                                         29,000                  879,820
Park24                                         60,000                1,238,264
SATO                                           41,700                  948,410
Total                                                                3,066,494

Construction & Engineering (0.3%)
Taisei                                        339,000                1,120,965

Consumer Finance (0.8%)
ORIX                                           11,500                1,698,467
Takefuji                                       16,470                1,062,828
Total                                                                2,761,295

Electrical Equipment (0.3%)
Ushio                                          50,000                  975,252

Electronic Equipment & Instruments (1.0%)
Hoya                                            6,751                  830,721
Murata Mfg                                     21,400                1,032,314
Omron                                          39,100                  832,711
TOYO                                           56,600                  703,627
Total                                                                3,399,373

Food & Staples Retailing (0.2%)
Ain Pharmaciez                                 29,000                  666,865

Food Products (0.3%)
Ajinomoto                                     103,000                1,088,870

Gas Utilities (0.5%)
Osaka Gas                                     486,000                1,532,434

Health Care Equipment & Supplies (0.3%)
Hogy Medical                                   21,700                1,138,235

Hotels, Restaurants & Leisure (--%)
Kappa Create                                    8,550(d)               159,497

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

Household Durables (1.2%)
Daito Trust Construction                       28,900               $1,064,846
Funai Electric                                  7,500                  720,956
Matsushita Electric
   Industrial                                 122,000                1,976,853
Total                                                                3,762,655

Leisure Equipment & Products (0.7%)
Fuji Photo Film                                43,400                1,347,851
Shimano                                        29,000                  916,645
Total                                                                2,264,496

Machinery (0.2%)
Komatsu                                        65,000                  610,314

Media (0.3%)
Jupiter Telecommunications                      1,027(b)               854,235

Pharmaceuticals (1.0%)
Astellas Pharma                                57,800                1,878,432
Eisai                                          37,800                1,285,984
Total                                                                3,164,416

Road & Rail (0.5%)
East Japan Railway                                320                1,568,839

Specialty Retail (0.7%)
Fast Retailing                                 12,000                  701,960
Yamada Denki                                   28,900                1,628,417
Total                                                                2,330,377

Wireless Telecommunication Services (0.3%)
KDDI                                              210                1,012,521

Luxembourg (1.2%)

Energy Equipment & Services (0.6%)
Tenaris ADR                                    21,561                2,023,931

Media (0.6%)
SES GLOBAL                                    130,000                2,040,250

Mexico (1.2%)

Household Durables (0.4%)
Consorcio ARA                                 160,000                  585,443
Urbi Desarrollos Urbanos                      100,000(b)               623,903
Total                                                                1,209,346

Transportation Infrastructure (0.4%)
Grupo Aeroportuario
  del Sureste ADR                              41,000                1,408,760

Wireless Telecommunication Services (0.4%)
America Movil ADR Series L                     57,351                1,276,633

See accompanying notes to investments in securities.

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3 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Issuer                                         Shares                 Value(a)

Netherlands (5.7%)

Commercial Services & Supplies (0.4%)
United Services Group                          44,000               $1,243,562

Construction & Engineering (0.2%)
Imtech                                         20,000                  723,687

Diversified Financial Services (0.5%)
ING Groep                                      60,248                1,820,873

Energy Equipment & Services (0.6%)
Fugro                                          81,396                2,204,605

Food & Staples Retailing (0.4%)
Sligro Food Group                              30,525                1,205,059

Food Products (0.6%)
Royal Numico                                   46,360(b)             1,954,508

Health Care Providers & Services (0.5%)
OPG Groep                                      20,900                1,619,111

Industrial Conglomerates (0.6%)
Aalberts Inds                                  34,210                1,831,178

Insurance (0.4%)
Aegon                                          94,580                1,352,729

Semiconductors & Semiconductor Equipment (0.4%)
ASML Holding                                   76,550(b)             1,344,890

Software (0.3%)
Unit 4 Agresso                                 63,000(b)               997,391

Textiles, Apparel & Luxury Goods (0.5%)
Ten Cate                                       15,357                1,548,326

Transportation Infrastructure (0.3%)
Smit Intl                                      20,000                1,086,221

Netherlands Antilles (0.2%)

Health Care Equipment & Supplies
LMA Intl                                    1,316,000(b)               640,639

New Zealand (0.2%)

Hotels, Restaurants & Leisure
Sky City Entertainment Group                  230,000                  756,123

Norway (1.3%)

Commercial Banks (0.5%)
DNB NOR                                       166,230                1,735,834

Diversified Telecommunication Services (0.4%)
Telenor                                       157,420                1,353,272

Food Products (0.2%)
Orkla                                          14,000                  548,310

Household Durables (0.2%)
Ekornes                                        27,800                  529,895

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Russia (0.5%)

IT Services (0.3%)
RBC Information
  Systems ADR                                  48,250(b)              $965,001

Metals & Mining (0.2%)
Mechel Steel Group ADR                         21,000                  584,010

Singapore (0.3%)

Road & Rail
ComfortDelGro                               1,000,000                  941,566

South Africa (0.4%)

Specialty Retail
Edgars Consolidated Stores                    250,000                1,210,808

South Korea (0.7%)

Auto Components (0.3%)
Hyundai Mobis                                  15,000                1,091,072

Insurance (0.2%)
Samsung Fire &
  Marine Insurance                              5,800                  524,315

Machinery (0.1%)
Samyoung                                       13,000                  243,036

Semiconductors & Semiconductor Equipment (0.1%)
Samsung Electronics                               650                  356,283

Spain (2.9%)

Commercial Banks (0.7%)
Banco Popular Espanol                         157,220                1,875,567
Bankinter                                       7,000                  365,172
Total                                                                2,240,739

Construction & Engineering (0.8%)
Abengoa                                        59,600                  771,065
Grupo Ferrovial                                26,771                1,935,596
Total                                                                2,706,661

Diversified Telecommunication Services (0.8%)
Telefonica                                    152,615                2,564,141

Electric Utilities (0.3%)
Red Electrica de Espana                        36,000                  967,819

Transportation Infrastructure (0.3%)
Cintra Concesiones de
  Infraestructuras de Transporte               86,424                1,037,473

Sweden (1.1%)

Construction & Engineering (0.1%)
Sweco Cl B                                     14,500(b)               290,948

Health Care Providers & Services (0.2%)
Gambro Cl A                                    47,700                  694,020

Machinery (0.5%)
Hexagon Cl B                                   80,700                1,516,560

Specialty Retail (0.3%)
Nobia                                          68,000                1,126,871

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Switzerland (6.2%)

Building Products (0.4%)
Geberit                                         1,825               $1,228,663

Capital Markets (0.7%)
UBS                                            30,431                2,493,495

Chemicals (0.5%)
Givaudan                                        1,050                  629,743
Sika                                            1,650(b)             1,089,996
Total                                                                1,719,739

Diversified Financial Services (0.2%)
Pargesa Holding Cl B                            9,700                  733,660

Electric Utilities (0.1%)
BKW FMB Energie                                 7,300                  491,353

Food Products (1.1%)
Nestle                                         11,780                3,233,985

Health Care Equipment & Supplies (0.2%)
Synthes                                         6,950                  753,942

Machinery (0.2%)
Schindler Holding                               2,050                  826,014

Marine (0.4%)
Kuehne & Nagel Intl                             6,300                1,406,146

Metals & Mining (0.3%)
Xstrata                                        49,000                1,041,028

Pharmaceuticals (1.7%)
Novartis                                       65,520                3,187,022
Roche Holding                                  16,728                2,268,694
Total                                                                5,455,716

Textiles, Apparel & Luxury Goods (0.4%)
Compagnie Financiere
  Richemont Cl A Unit                          36,430                1,284,247

Taiwan (2.0%)

Building Products (0.1%)
Taiwan Fu Hsing Industrial                    176,750                  197,151

Commercial Banks (0.1%)
Bank of Kaohsiung                             550,000                  395,870

Computers & Peripherals (0.5%)
Advantech                                     450,000                1,178,352
Chicony Electronics                           600,000                  561,065
Total                                                                1,739,417

Electrical Equipment (0.3%)
Phoenixtec Power                              950,000                  960,604

Electronic Equipment & Instruments (0.2%)
Wah Lee Industrial                            333,264                  671,463

Semiconductors & Semiconductor Equipment (0.6%)
ASE Test                                      118,800(b)               825,660
Novatek Microelectronics                      147,548                  619,146
Sunplus Technology                            400,000                  536,719
Total                                                                1,981,525

See accompanying notes to investments in securities.

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4 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Issuer                                         Shares                 Value(a)

Taiwan (cont.)

Software (0.2%)
Springsoft                                    355,000                 $778,368

United Kingdom (18.1%)

Aerospace & Defense (0.2%)
Cobham                                        240,000                  605,616

Air Freight & Logistics (0.9%)
Business Post Group                            75,000                  862,012
Exel                                          130,000                2,149,099
Total                                                                3,011,111

Beverages (0.7%)
Diageo                                        168,480                2,319,626

Biotechnology (0.1%)
Cambridge Antibody
  Technology Group                             34,700(b)               424,021

Capital Markets (0.7%)
Intermediate Capital Group                     60,000                1,221,882
Man Group                                      44,150                1,258,748
Total                                                                2,480,630

Commercial Banks (1.0%)
HSBC Holdings                                  11,420                  184,652
Royal Bank of Scotland Group                  105,239                3,126,330
Total                                                                3,310,982

Commercial Services & Supplies (0.2%)
RPS Group                                     210,000                  612,699

Electric Utilities (0.2%)
Viridian Group                                 40,000                  539,371

Electronic Equipment & Instruments (0.2%)
Spectris                                       80,000                  794,748

Energy Equipment & Services (0.5%)
Expro Intl Group                              194,000                1,658,839

Food & Staples Retailing (0.7%)
Tesco                                         414,700                2,370,137

Food Products (0.7%)
Unilever                                      234,180                2,263,887

Health Care Equipment & Supplies (0.5%)
Smith & Nephew                                177,428                1,682,550

Hotels, Restaurants & Leisure (0.3%)
William Hill                                  100,000                1,011,435

Household Products (0.8%)
Reckitt Benckiser                              88,521                2,654,866

Insurance (0.5%)
Legal & General Group                         768,980                1,544,468

Media (1.0%)
Bloomsbury Publishing                         105,200                  664,309
Reed Elsevier                                 195,510                1,803,475
Ulster Television                             120,000                  968,794
Total                                                                3,436,578

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Multi-Utilities & Unregulated Power (0.5%)
Natl Grid Transco                             178,600               $1,646,331

Multiline Retail (0.6%)
Next                                           78,070                2,156,072

Oil & Gas (2.3%)
BG Group                                      148,390                1,225,811
BP                                            446,495                4,910,748
Tullow Oil                                    410,000                1,374,410
Total                                                                7,510,969

Pharmaceuticals (2.3%)
AstraZeneca                                    68,580                3,099,223
GlaxoSmithKline                               197,990                4,655,855
Total                                                                7,755,078

Real Estate (0.3%)
Workspace Group                               190,000                  847,088

Road & Rail (0.3%)
Northgate                                      64,500                1,115,976

Thrifts & Mortgage Finance (0.7%)
Kensington Group                              100,000                1,116,120
Paragon Group of Companies                    160,000                1,334,825
Total                                                                2,450,945

Tobacco (0.1%)
British American Tobacco                       17,640                  352,494

Trading Companies & Distributors (0.3%)
Wolseley                                       54,060                1,125,383

Transportation Infrastructure (0.7%)
BAA                                           155,840                1,650,909
BBA Group                                     145,000                  775,387
Total                                                                2,426,296

Wireless Telecommunication Services (0.8%)
Vodafone Group                                978,460                2,520,279

United States (1.1%)

Diversified Financial Services (1.0%)
iShares MSCI EAFE Index Fund                   62,000                3,344,280

Food & Staples Retailing (0.1%)
Central European Distribution                   9,000(b)               335,970

Total Common Stocks
(Cost: $269,955,992)                                              $324,864,104

Preferred Stock & Other (0.5%)(c)
Issuer                                         Shares                 Value(a)

Brazil (0.2%)
Caemi Mineracao e
  Metalurgica                                 585,000                 $632,233

Germany (0.3%)
Hugo Boss                                      34,000                1,147,103

Hong Kong (--%)
Global Bio-Chem Technology Group
  Warrants                                    121,000(e)                 1,121

Total Preferred Stock & Other
(Cost: $1,174,112)                                                  $1,780,457

Short-Term Securities (1.5%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Alpine Securitization
   08-01-05               3.31%            $3,100,000(f)            $3,099,145
Citigroup Funding
   08-01-05               3.31              2,000,000                1,999,448

Total Short-Term Securities
(Cost: $5,099,062)                                                  $5,098,593

Total Investments in Securities
(Cost: $276,229,166)(g)                                           $331,743,154

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
5 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At July 31, 2005, security was partially or fully on loan.

(e) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2005, is as follows:

      Security                                     Acquisition            Cost
                                                      dates

      Global Bio-Chem Technology Group Warrants     04-29-04               $--

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $3,099,145 or 0.9% of net assets.

(g) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $276,229,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $60,762,000
      Unrealized depreciation                                       (5,248,000)
                                                                    ----------
      Net unrealized appreciation                                  $55,514,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
6 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

                                                              S-6243-80 D (9/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                    AXP(R) PARTNERS INTERNATIONAL CORE FUND

                                AT JULY 31, 2005

Investments in Securities

AXP Partners International Core Fund

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.2%)(c)
Issuer                                         Shares                 Value(a)

Australia (0.9%)

Commercial Banks (0.5%)
Natl Australia Bank                            33,371                 $788,550

Containers & Packaging (0.4%)
Amcor                                         115,339                  609,248

Austria (0.9%)

Commercial Banks
Erste Bank der
  Oesterreichischen Sparkassen                 29,009                1,477,003

Bahamas (0.7%)

Hotels, Restaurants & Leisure
Kerzner Intl                                   18,701(b)             1,117,385

Belgium (0.6%)

Commercial Banks
Fortis                                         32,600                  951,192

Brazil (1.5%)

Diversified Telecommunication Services (0.3%)
Telecomunicacoes
  Brasileiras ADR                              15,500                  459,420

Oil & Gas (0.8%)
Petroleo Brasileiro ADR                        25,763                1,354,361

Personal Products (0.4%)
Natura Cosmeticos                              19,000                  639,193

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Canada (3.5%)

Energy Equipment & Services (0.7%)
Precision Drilling                             24,983(b)            $1,057,782

Food & Staples Retailing (0.9%)
Shoppers Drug Mart                             43,664                1,462,720

Oil & Gas (0.7%)
Talisman Energy                                24,364                1,068,799

Road & Rail (1.2%)
Canadian Natl Railway                          30,662                2,037,489

China (0.7%)

Oil & Gas
CNOOC ADR                                      16,277                1,136,297

Finland (0.9%)

Communications Equipment (0.2%)
Nokia                                           3,900                   62,090
Nokia ADR                                      18,080                  288,376
Total                                                                  350,466

Paper & Forest Products (0.7%)
M-real Cl B                                   102,600                  573,557
UPM - Kymmene                                  23,094                  447,064
Total                                                                1,020,621

France (10.8%)

Auto Components (0.4%)
Valeo                                          16,837                  712,116

Automobiles (0.5%)
Renault                                         8,162                  746,947

Commercial Banks (1.1%)
BNP Paribas                                    12,840                  926,102
Credit Agricole                                29,550                  807,999
Total                                                                1,734,101

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

France (cont.)

Construction & Engineering (1.9%)
VINCI                                          36,701               $2,970,519

Diversified Telecommunication Services (0.7%)
France Telecom                                 36,660                1,130,838

Electrical Equipment (0.3%)
Schneider Electric                              5,460                  428,170

Food & Staples Retailing (0.7%)
Carrefour                                      23,560                1,111,185

Household Durables (1.2%)
Thomson                                        82,951                1,874,998

Media (0.7%)
JC Decaux                                      49,308(b)             1,148,300

Oil & Gas (1.4%)
Total                                           8,962                2,240,865

Pharmaceuticals (1.9%)
Sanofi-Aventis                                 36,363                3,138,515

Germany (4.9%)

Air Freight & Logistics (0.7%)
Deutsche Post                                  42,290                1,046,900

Airlines (0.4%)
Deutsche Lufthansa                             45,130                  564,820

Auto Components (0.5%)
Continental                                     9,840                  763,471

Automobiles (0.5%)
Volkswagen                                     14,800                  800,378

Capital Markets (0.8%)
Deutsche Bank                                  10,870                  939,480
Deutsche Postbank                              10,596                  548,253
Total                                                                1,487,733

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS JULY 31, 2005

Issuer                                         Shares                 Value(a)

Germany (cont.)

Distributors (0.1%)
Medion                                          7,600                 $126,671

Diversified Telecommunication Services (0.4%)
Deutsche Telekom                               32,520                  643,455

Electric Utilities (0.5%)
E.ON                                            7,780                  718,740

Insurance (0.4%)
Allianz                                         5,290                  671,162

Machinery (0.2%)
Heidelberger Druckmaschinen                    11,455                  381,884

Multiline Retail (--%)
KarstadtQuelle                                  5,565(b)                75,768

Semiconductors & Semiconductor Equipment (0.4%)
Infineon Technologies                          57,740(b)               567,079

Hong Kong (2.1%)

Commercial Banks (0.4%)
Bank of East Asia                             190,147                  577,214

Hotels, Restaurants & Leisure (1.0%)
Shangri-La Asia                               890,000                1,570,051

Industrial Conglomerates (--%)
Citic Pacific                                  24,100                   70,658

Real Estate (0.5%)
Hang Lung Properties                          515,986                  817,686

Wireless Telecommunication Services (0.2%)
China Mobile                                   77,000                  308,429

India (1.3%)

Commercial Banks (0.6%)
ICICI Bank ADR                                 38,816                1,025,131

Oil & Gas (0.7%)
Reliance Inds GDR                              32,305(d)             1,041,836

Indonesia (0.1%)

Commercial Banks
Bank Rakyat Indonesia                         440,290                  143,363

Ireland (1.5%)

Commercial Banks
Anglo Irish Bank                               84,775                1,134,785
Bank of Ireland                                79,100                1,314,283
Total                                                                2,449,068

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Italy (2.3%)

Aerospace & Defense (0.3%)
Finmeccanica                                   27,747                 $505,876

Commercial Banks (1.0%)
Banche Popolari Unite                           9,115                  184,252
Banco Popolare di Verona
  e Novara                                     16,868                  301,114
UniCredito Italiano                           203,050                1,074,187
Total                                                                1,559,553

Oil & Gas (0.7%)
Eni                                            39,400                1,116,102

Textiles, Apparel & Luxury Goods (0.3%)
Benetton Group                                 43,028                  426,373

Japan (20.4%)

Auto Components (0.3%)
Toyoda Gosei                                   29,200                  502,592

Automobiles (0.9%)
Fuji Heavy Inds                               127,800                  547,073
Toyota Motor                                   17,900                  676,724
Yamaha Motor                                   13,300                  245,410
Total                                                                1,469,207

Building Products (0.2%)
JS Group                                       24,200                  393,188

Chemicals (1.3%)
Kuraray                                        43,500                  389,417
Shin-Etsu Chemical                             19,600                  741,127
Sumitomo Bakelite                              69,500                  428,066
Sumitomo Chemical                             108,700                  553,072
Total                                                                2,111,682

Commercial Banks (3.4%)
77 Bank                                        90,400                  533,061
Mitsubishi Tokyo
  Financial Group                                 242                2,016,471
Sumitomo Mitsui
  Financial Group                                 406                2,669,967
Total                                                                5,219,499

Commercial Services & Supplies (0.1%)
Sohgo Security Services                        17,197                  220,893

Consumer Finance (1.2%)
Credit Saison                                  18,100                  602,780
ORIX                                            3,900                  576,002
Takefuji                                       11,070                  714,360
Total                                                                1,893,142

Diversified Telecommunication Services (0.4%)
Nippon Telegraph & Telephone                      128                  559,980

Electronic Equipment & Instruments (2.6%)
Alps Electric                                  24,700                  369,091
Keyence                                         3,300                  790,360
Mabuchi Motor                                  11,700                  648,198
Murata Mfg                                     31,400                1,514,703
Nippon Electric Glass                          25,000                  375,411
TDK                                             5,000                  342,993
Total                                                                4,040,756

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

Food & Staples Retailing (0.7%)
AEON                                           45,100                 $729,989
Lawson                                          3,900                  139,683
Matsumotokiyoshi                               12,300                  321,929
Total                                                                1,191,601

Hotels, Restaurants & Leisure (0.3%)
Skylark                                        37,200                  536,395

Household Durables (1.1%)
Funai Electric                                  5,400                  519,088
Rinnai                                         24,000                  577,086
Sekisui House                                  57,200                  575,712
Total                                                                1,671,886

Household Products (0.4%)
Kao                                            30,000                  684,598

Leisure Equipment & Products (0.4%)
Fuji Photo Film                                18,100                  562,122

Machinery (0.9%)
FANUC                                          12,239                  868,236
Minebea                                       129,000                  538,189
Total                                                                1,406,425

Media (0.3%)
Dentsu                                            171                  421,641

Office Electronics (0.4%)
Canon                                          13,500                  664,045

Pharmaceuticals (1.1%)
Astellas Pharma                                 9,600(b)               311,989
Chugai Pharmaceutical                          39,700                  671,305
Takeda Pharmaceutical                          14,200                  725,489
Total                                                                1,708,783

Real Estate (1.2%)
Leopalace21                                    45,096                  734,275
Sumitomo Realty &
  Development                                 103,000                1,131,274
Total                                                                1,865,549

Road & Rail (0.6%)
Nippon Express                                237,100                1,010,981

Semiconductors & Semiconductor Equipment (0.5%)
Rohm                                            8,200                  741,372

Software (0.5%)
Trend Micro                                    21,500                  769,268

Specialty Retail (1.1%)
Yamada Denki                                   31,600                1,780,552

Wireless Telecommunication Services (0.5%)
KDDI                                              163                  785,909

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS JULY 31, 2005

Issuer                                         Shares                 Value(a)

Mexico (3.8%)

Beverages (0.4%)
Coca-Cola Femsa ADR                            20,100                 $573,051

Construction Materials (1.0%)
CEMEX ADR                                      33,615                1,585,283

Diversified Telecommunication Services (0.4%)
Telefonos de Mexico ADR Cl L                   29,200                  562,684

Media (1.0%)
Grupo Televisa ADR                             24,191                1,595,880

Wireless Telecommunication Services (1.0%)
America Movil ADR Series L                     73,995                1,647,128

Netherlands (2.8%)

Beverages (0.6%)
Heineken                                       28,427                  904,323

Commercial Banks (0.4%)
ABN AMRO Holding                               25,581                  636,580

Household Durables (0.7%)
Koninklijke Philips Electronics                38,710                1,049,541

Insurance (0.5%)
Aegon                                          57,113                  816,858

Media (0.6%)
VNU                                            13,120                  375,763
Wolters Kluwer                                 34,845                  676,083
Total                                                                1,051,846

Portugal (0.4%)

Electric Utilities
EDP-Energias de Portugal                      262,090                  698,847

Singapore (2.1%)

Commercial Banks (0.7%)
DBS Group Holdings                            107,820                1,040,420

Real Estate (1.4%)
CapitaLand                                    933,000                1,583,234
United Overseas Bank                           78,900                  715,589
Total                                                                2,298,823

South Africa (1.4%)

Commercial Banks (0.3%)
Nedbank                                        37,505                  484,543

Metals & Mining (0.5%)
Anglo American                                 33,339                  842,892

Oil & Gas (0.6%)
Sasol                                          28,235                  844,568

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

South Korea (3.3%)

Automobiles (1.1%)
Hyundai Motor                                  23,450               $1,613,774

Diversified Telecommunication Services (0.3%)
KT ADR                                         23,400                  518,076

Electric Utilities (0.2%)
Korea Electric Power ADR                       22,550                  393,949

Semiconductors & Semiconductor Equipment (1.0%)
Samsung Electronics                             2,800                1,534,757

Wireless Telecommunication Services (0.7%)
SK Telecom                                      4,303                  819,704
SK Telecom ADR                                 14,480                  310,886
Total                                                                1,130,590

Spain (1.5%)

Commercial Banks (0.2%)
Banco de Sabadell                              12,790                  326,095

Electric Utilities (0.7%)
Endesa                                         45,000                1,006,308

Oil & Gas (0.6%)
Repsol                                         27,100                  756,733
Repsol ADR                                      8,700                  242,469
Total                                                                  999,202

Sweden (2.2%)

Commercial Banks (0.5%)
ForeningsSparbanken                            34,118                  807,226

Communications Equipment (1.2%)
Telefonaktiebolaget LM
  Ericsson ADR                                 55,277(b)             1,899,317

Paper & Forest Products (0.5%)
Svenska Cellulosa Cl B                         24,170                  817,683

Switzerland (9.8%)

Capital Markets (2.6%)
UBS                                            50,299                4,121,464

Chemicals (2.1%)
Ciba Specialty Chemicals
  Holding                                      15,547                  929,290
Clariant                                       23,240                  322,199
Lonza Group                                    38,939                2,148,858
Total                                                                3,400,347

Food Products (0.7%)
Nestle                                          4,130                1,133,817

Insurance (0.6%)
Swiss Reinsurance                              14,630                  930,418

Pharmaceuticals (3.8%)
Novartis                                       40,595                1,974,621
Roche Holding                                  29,841                4,047,114
Total                                                                6,021,735

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Taiwan (0.3%)

Semiconductors & Semiconductor Equipment
United Microelectronics ADR                   117,089(b)              $450,793

United Kingdom (15.9%)

Aerospace & Defense (0.2%)
BAE Systems                                    57,320                  309,805

Auto Components (0.5%)
GKN                                           158,750                  739,332

Beverages (1.3%)
Diageo                                        145,739                2,006,529

Chemicals (0.3%)
BOC Group                                      24,200                  459,107
Filtrona                                       11,599(b)                46,940
Total                                                                  506,047

Commercial Banks (1.6%)
Barclays                                       89,398                  874,369
HSBC Holdings                                  39,072                  631,763
Royal Bank of Scotland Group                   38,892                1,155,364
Total                                                                2,661,496

Containers & Packaging (0.2%)
Rexam                                          39,328                  337,570

Diversified Telecommunication Services (0.4%)
BT Group                                      174,810                  699,588

Electric Utilities (0.5%)
British Energy Group                          106,051(b)               800,935

Food & Staples Retailing (0.8%)
Boots Group                                    69,963                  743,830
J Sainsbury                                    96,917                  475,678
Total                                                                1,219,508

Food Products (0.6%)
Unilever                                       91,790                  887,361

Gas Utilities (0.5%)
Centrica                                      192,530                  793,183

Hotels, Restaurants & Leisure (2.8%)
Enterprise Inns                               185,184                2,657,983
InterContinental Hotels Group                 150,740                1,916,854
Total                                                                4,574,837

Household Products (1.1%)
Reckitt Benckiser                              56,695                1,700,361

Media (0.5%)
EMI Group                                     195,603                  828,839

Multiline Retail (0.2%)
Marks & Spencer Group                          52,451                  329,640

Oil & Gas (1.3%)
BP                                            102,200                1,124,041
Royal Dutch Shell Cl A                         29,500                  906,946
Total                                                                2,030,987

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS JULY 31, 2005

Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Pharmaceuticals (0.9%)
GlaxoSmithKline                                59,974               $1,410,325

Semiconductors & Semiconductor Equipment (0.7%)
ARM Holdings                                  539,801                1,122,278

Specialty Retail (0.3%)
Carphone Warehouse Group                      123,472                  397,850

Trading Companies & Distributors (--%)
Bunzl                                             933                    8,511

Transportation Infrastructure (0.3%)
BAA                                            46,530                  492,921

Wireless Telecommunication Services (0.9%)
Vodafone Group                                573,894                1,478,214

United States (0.6%)

Hotels, Restaurants & Leisure
Wynn Resorts                                   17,562(b)               988,741

Total Common Stocks
(Cost: $140,416,948)                                              $154,502,223

Preferred Stock (1.1%)(c)
Issuer                                         Shares                 Value(a)

Germany

Health Care Equipment & Supplies
Fresenius                                      13,011               $1,671,175

Total Preferred Stock
(Cost: $1,396,941)                                                  $1,671,175

Short-term securities (0.6%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Citigroup Funding
   08-01-05               3.31%              $650,000                 $649,821
Grampian Funding LLC
   08-01-05               3.31                350,000(e)               349,903

Total Short-Term Securities
(Cost: $999,816)                                                      $999,724

Total Investments in Securities
(Cost: $142,813,705)(f)                                           $157,173,122

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $1,041,836 or 0.7% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $349,903 or 0.2% of net assets.

(f) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $142,814,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $17,323,000
      Unrealized depreciation                                       (2,964,000)
                                                                    ----------
      Net unrealized appreciation                                  $14,359,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS INTERNATIONAL CORE FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2005

                                                              S-6259-80 D (9/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                 AXP(R) PARTNERS INTERNATIONAL SELECT VALUE FUND

                                AT JULY 31, 2005

Investments in Securities

AXP Partners International Select Value Fund

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.5%)(c)
Issuer                                         Shares                 Value(a)

Australia (2.3%)

Diversified Financial Services (0.8%)
Macquarie Infrastructure
   Group                                    3,354,600              $10,090,567

Metals & Mining (0.8%)
BlueScope Steel                             1,440,000               10,168,393

Transportation Infrastructure (0.7%)
Macquarie Airports Group                    3,400,200                8,606,021

Austria (1.5%)

Oil & Gas
OMV                                           422,500               19,672,413

Belgium (2.2%)

Commercial Banks (0.9%)
KBC Group                                     140,100               11,151,344

Food & Staples Retailing (1.3%)
Delhaize Group                                284,800               17,504,458

Canada (4.6%)

Commercial Banks (1.0%)
Bank of Nova Scotia                           371,778               12,682,199

Insurance (1.4%)
Manulife Financial                            348,200               17,482,548

Metals & Mining (0.1%)
Alcan                                          21,400                  723,883

Oil & Gas (1.6%)
Canadian Natural Resources                    502,200               20,926,710

Road & Rail (0.5%)
Canadian Natl Railway                          98,000                6,497,835

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Denmark (0.8%)

Commercial Banks
Danske Bank                                   324,200              $10,105,280

Finland (0.8%)

Insurance
Sampo Cl A                                    669,800               10,241,927

France (14.5%)

Automobiles (3.1%)
Peugeot                                       179,800               11,541,219
Renault                                       300,100               27,463,722
Total                                                               39,004,941

Commercial Banks (3.0%)
BNP Paribas                                    73,300                5,286,857
Credit Agricole                               556,536               15,217,622
Societe Generale                              167,000               18,223,576
Total                                                               38,728,055

Diversified Telecommunication Services (0.6%)
France Telecom                                250,680                7,732,645

Household Durables (0.7%)
Thomson                                       399,800                9,036,952

Insurance (1.9%)
Assurances Generales de
   France (AFG)                               285,300               23,980,277

Metals & Mining (1.9%)
Arcelor                                     1,147,680               24,608,435

Oil & Gas (1.3%)
Total                                          64,100               16,027,614

Pharmaceuticals (2.0%)
Sanofi-Aventis                                301,826               26,050,803

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Germany (10.8%)

Auto Components (2.0%)
Continental                                   334,900              $25,984,414

Automobiles (0.5%)
Volkswagen                                    107,400                5,808,152

Commercial Banks (1.1%)
DEPFA Bank                                    888,580               14,313,331

Construction Materials (0.5%)
HeidelbergCement                               91,573                6,613,104

Electric Utilities (1.4%)
E.ON                                          188,700               17,432,673

Electronic Equipment & Instruments (0.3%)
EPCOS                                         297,300(b)             4,368,162

Health Care Equipment & Supplies (0.2%)
Fresenius Medical Care                         35,000                3,048,150

Industrial Conglomerates (1.0%)
Siemens                                       168,900               12,991,321

Insurance (2.2%)
AMB Generali Holding                           43,532                3,688,423
Munich Re Group                               198,000               23,019,405
Total                                                               26,707,828

Machinery (1.1%)
MAN                                           311,200               14,474,067

Pharmaceuticals (0.5%)
Merck & Co                                     72,600                6,440,532

Hong Kong (0.5%)

Electric Utilities
CLP Holdings                                1,180,500                6,824,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Issuer                                         Shares                 Value(a)

Italy (4.2%)

Commercial Banks (1.4%)
Banca Intesa                                2,504,475              $12,158,432
UniCredito Italiano                         1,193,400                6,313,396
Total                                                               18,471,828

Oil & Gas (2.8%)
Eni                                         1,265,100               35,837,060

Japan (25.8%)

Automobiles (5.0%)
Honda Motor                                   469,000               24,150,392
Nissan Motor                                1,384,300               14,375,253
Toyota Motor                                  661,900               25,023,665
Total                                                               63,549,310

Chemicals (0.6%)
Mitsui Chemicals                            1,317,000                7,959,572

Commercial Banks (2.5%)
Sumitomo Mitsui Financial
    Group                                       3,581               23,549,629
UFJ Holdings                                    1,695(b)             8,724,031
Total                                                               32,273,660

Consumer Finance (1.9%)
Aiful                                         181,425               13,058,828
ORIX                                           35,200                5,198,787
Promise                                       102,950                6,248,929
Total                                                               24,506,544

Electric Utilities (1.1%)
Tokyo Electric Power                          570,100               13,642,302

Electronic Equipment & Instruments (1.5%)
Hitachi                                     1,390,000                8,438,598
Kyocera                                       147,900               10,420,950
Total                                                               18,859,548

Food & Staples Retailing (0.9%)
Circle K Sunkus                               362,800                7,883,079
UNY                                           296,000                3,136,008
Total                                                               11,019,087

Food Products (0.5%)
Nippon Meat Packers                           541,000                6,170,244

Gas Utilities (0.6%)
Tokyo Gas                                   2,122,000                7,711,485

Leisure Equipment & Products (1.1%)
Sankyo/Gunma                                   80,200                3,716,527
Sega Sammy Holdings                           159,000                9,813,879
Total                                                               13,530,406

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

Metals & Mining (3.0%)
JFE Holdings                                  738,900              $19,032,296
Kobe Steel                                  5,157,000               10,574,751
Sumitomo Metal Inds                         4,790,000                8,674,217
Total                                                               38,281,264

Office Electronics (1.8%)
Canon                                         480,600               23,640,019

Oil & Gas (0.6%)
Nippon Mining Holdings                      1,364,500                8,056,652

Paper & Forest Products (0.2%)
Oji Paper                                     446,000                2,240,278

Pharmaceuticals (0.5%)
Takeda Pharmaceutical                         125,400                6,406,791

Road & Rail (0.8%)
East Japan Railway                              2,019                9,898,387

Tobacco (1.6%)
Japan Tobacco                                   1,446               20,534,010

Trading Companies & Distributors (1.6%)
ITOCHU                                      2,071,000               10,727,657
Mitsubishi                                    324,000                4,611,745
Mitsui & Co                                   582,000                5,601,659
Total                                                               20,941,061

Netherlands (4.1%)

Aerospace & Defense (1.1%)
European Aeronautic
   Defence and Space                          423,370               14,180,604

Diversified Financial Services (2.4%)
ING Groep                                   1,014,824               30,670,986

Household Durables (0.6%)
Koninklijke Philips Electronics               305,500                8,282,479

Norway (0.7%)

Diversified Telecommunication Services
Telenor                                     1,103,100                9,482,873

Singapore (2.2%)

Air Freight & Logistics (1.4%)
SingTel                                    10,677,786               17,750,178

Electronic Equipment & Instruments (0.8%)
Flextronics Intl                              788,300(b)            10,673,582

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Spain (4.3%)

Electric Utilities (2.2%)
Endesa                                        870,300              $19,462,007
UNION FENOSA                                  341,700               10,013,708
Total                                                               29,475,715

Oil & Gas (1.6%)
Repsol                                        721,900               20,158,128

Tobacco (0.5%)
Altadis                                       140,400                5,919,848

Sweden (1.5%)

Commercial Banks (0.7%)
Nordea Bank                                   975,400                9,339,255

Paper & Forest Products (0.8%)
Svenska Cellulosa Cl B                        296,100               10,017,211

Switzerland (2.9%)

Capital Markets (1.2%)
Credit Suisse Group                           353,000               14,756,364

Metals & Mining (1.3%)
Xstrata                                       824,590               17,518,793

Semiconductors & Semiconductor Equipment (0.4%)
Micronas Semiconductor
  Holding                                     125,700(b)             4,973,713

United Kingdom (13.8%)

Beverages (0.5%)
SABMiller                                     400,000                6,973,061

Commercial Banks (3.2%)
Barclays                                      521,800                5,103,535
HBOS                                        1,091,400               16,558,675
Royal Bank of Scotland Group                  600,900               17,850,903
Total                                                               39,513,113

Food & Staples Retailing (0.4%)
J Sainsbury                                 1,006,162                4,938,341

Food Products (0.7%)
Tate & Lyle                                 1,170,000                9,517,909

Hotels, Restaurants & Leisure (1.7%)
InterContinental Hotels Group                 420,752                5,350,407
Punch Taverns                                 692,000                9,098,591
Whitbread                                     416,400                7,206,518
Total                                                               21,655,516

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Household Durables (1.2%)
George Wimpey                                 813,000               $6,081,125
Persimmon                                     300,000                4,214,685
Taylor Woodrow                                867,500                5,165,196
Total                                                               15,461,006

Insurance (1.9%)
Aviva                                       1,356,292               15,558,464
Friends Provident                           2,208,108                7,052,709
Royal & SunAlliance
    Insurance Group                         1,468,500                2,330,405
Total                                                               24,941,578

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Multi-Utilities & Unregulated Power (0.3%)
Intl Power                                    864,400               $3,217,200

Oil & Gas (2.5%)
BP                                          2,424,500               26,665,721
Royal Dutch Shell Cl A                        160,000                4,919,030
Total                                                               31,584,751

Pharmaceuticals (0.7%)
GlaxoSmithKline                               399,300                9,389,784

Wireless Telecommunication Services (0.7%)
Vodafone Group                              3,680,800                9,480,862

Total Common Stocks
(Cost: $979,229,367)                                            $1,249,432,282

Short-Term Securities (1.7%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Citigroup Funding
  08-01-05                3.31%           $12,100,000              $12,096,662
Grampian Funding LLC
  08-01-05                3.31             10,000,000(d)             9,997,242

Total Short-Term Securities
(Cost: $22,095,936)                                                $22,093,904

Total Investments in Securities
(Cost: $1,001,325,303)(f)                                       $1,271,526,186

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $9,997,242 or 0.8% of net assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures:

      Type of security                                               Contracts
      Purchase contracts
      Dow Jones Euro STOXX 50 Futures, Sept. 2005                          350

(f) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $1,001,325,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $281,470,000
      Unrealized depreciation                                      (11,269,000)
                                                                   -----------
      Net unrealized appreciation                                 $270,201,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

                                                              S-6242-80 D (9/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                  AXP(R) PARTNERS INTERNATIONAL SMALL CAP FUND

                                AT JULY 31, 2005

Investments in Securities

AXP Partners International Small Cap Fund

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.2%)(c)
Issuer                                         Shares                 Value(a)

Australia (7.6%)

Beverages (0.2%)
McGuigan Simeon Wines                          72,981                 $221,334

Commercial Services & Supplies (0.5%)
Downer EDI                                     97,900                  427,648

Construction & Engineering (0.5%)
Leighton Holdings                              52,289                  498,035

Food & Staples Retailing (0.4%)
AWB                                           109,079                  400,381

Health Care Providers & Services (0.3%)
Mayne Group                                    74,280                  274,063

Insurance (0.3%)
Promina Group                                  82,370                  310,269

Media (1.2%)
APN News & Media                               49,807                  197,930
John Fairfax Holdings                          85,470                  284,358
STW Communications Group                      205,313                  477,475
Total                                                                  959,763

Metals & Mining (1.1%)
Aquarius Platinum                              25,990                  144,147
Iluka Resources                               103,516                  642,496
Minara Resources                               63,381                   89,594
Sons of Gwalia                                280,090(b,e,f)                --
Total                                                                  876,237

Multiline Retail (0.3%)
Harvey Norman Holdings                        135,700                  277,694

Oil & Gas (0.2%)
Roc Oil                                       112,700(b)               200,250

Paper & Forest Products (0.8%)
PaperlinX                                     275,819                  731,609

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Australia (cont.)

Real Estate (0.3%)
Mirvac Group                                   86,800                 $249,708

Software (0.4%)
MYOB Limited                                  438,699                  373,963

Textiles, Apparel & Luxury Goods (0.6%)
Billabong Intl                                 51,790                  556,017

Transportation Infrastructure (0.5%)
Adsteam Marine                                298,750                  467,531

Bahamas (0.4%)

Specialty Retail
Steiner Leisure                                11,460(b)               396,058

Belgium (0.4%)

Electronic Equipment & Instruments
Barco                                           4,800                  350,706

Brazil (0.7%)

Paper & Forest Products (0.4%)
Aracruz Celulose ADR                            9,940                  369,867

Specialty Retail (0.3%)
Lojas Renner                                   12,400(b)               239,813

Canada (5.2%)

Aerospace & Defense (0.7%)
CAE                                           110,790                  633,655

Auto Components (0.5%)
Linamar                                        34,810                  447,959

Commercial Banks (0.3%)
Laurentian Bank of Canada                      13,710                  305,252

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Canada (cont.)

Commercial Services & Supplies (0.6%)
Quebecor World                                 24,430                 $463,090
Transcontinental Cl B                           5,500                  121,558
Total                                                                  584,648

Electronic Equipment & Instruments (0.4%)
GSI Lumonics                                   41,440(b)               409,016

Energy Equipment & Services (0.6%)
Precision Drilling                             12,140(b)               514,008

Health Care Providers & Services (0.5%)
MDS                                            26,300                  424,616

Multiline Retail (0.8%)
North West Co Fund                             24,350                  665,503

Paper & Forest Products (0.3%)
Domtar                                         43,600                  316,696

Real Estate (0.5%)
Legacy Hotels                                  83,500                  488,488

China (2.9%)

Air Freight & Logistics (0.2%)
Sinotrans Cl H                                732,400                  225,431

Energy Equipment & Services (1.0%)
China Oilfield Services                     2,288,100                  865,001

Food Products (0.5%)
People's Food Holdings                        722,000                  397,998

Household Durables (0.3%)
TCL Multimedia Technology Holdings          1,666,000                  305,453

Insurance (--%)
PICC Property & Casualty                      136,000(b)                33,767

IT Services (0.3%)
Travelsky Technology                          269,000                  248,915

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Issuer                                         Shares                 Value(a)

China (cont.)

Marine (0.2%)
COSCO                                         438,500(b)              $212,952

Textiles, Apparel & Luxury Goods (0.4%)
Weiqiao Textile Cl H                          277,000                  363,544

Denmark (1.7%)

Beverages (0.7%)
Carlsberg Cl B                                 11,527                  616,264

Electrical Equipment (1.0%)
Vestas Wind Systems                            52,933(b)               970,842

Finland (3.1%)

Containers & Packaging (0.5%)
Huhtamaki                                      26,060                  450,163

Leisure Equipment & Products (0.6%)
Amer Sports                                    28,620                  558,910

Machinery (1.0%)
KCI Konecranes                                  5,450                  246,537
Metso                                          27,470                  661,255
Total                                                                  907,792

Paper & Forest Products (0.4%)
M-real Cl B                                    68,000                  380,135

Pharmaceuticals (0.6%)
Orion Cl B                                     28,470                  545,772

France (3.8%)

Chemicals (0.2%)
Rhodia                                        112,897(b)               222,193

Commercial Services & Supplies (0.4%)
Bacou-Dalloz                                    3,834                  347,584

Electrical Equipment (1.6%)
ALSTOM                                      1,087,655(b)             1,108,492
Saft                                            8,162(b)               280,023
Total                                                                1,388,515

Health Care Equipment & Supplies (0.5%)
bioMerieux                                      9,665                  473,936

Health Care Providers & Services (0.3%)
Cegedim                                         3,905                  306,664

IT Services (--%)
Unilog                                            273                   20,383

Media (0.6%)
NRJ Group                                      21,995                  477,590

Semiconductors & Semiconductor Equipment (0.2%)
Soitec                                         16,345(b)               218,349

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Germany (4.7%)

Aerospace & Defense (0.7%)
MTU Aero Engines Holding                       20,800(b)              $653,091

Capital Markets (0.3%)
MLP                                            14,911                  291,737

Chemicals (0.6%)
MG Technologies AG                             38,843                  526,311

Commercial Banks (0.3%)
comdirect bank                                 35,278                  292,051

Electrical Equipment (0.3%)
SGL Carbon                                     17,841(b)               246,911

Health Care Providers & Services (0.4%)
Celesio                                         4,300                  346,896

Machinery (0.8%)
Heidelberger Druckmaschinen                    10,952                  365,115
Vossloh                                         7,280                  393,749
Total                                                                  758,864

Multiline Retail (0.2%)
KarstadtQuelle                                 15,834(b)               215,582

Semiconductors & Semiconductor Equipment (1.1%)
ELMOS Semiconductor                            21,810                  331,260
Jenoptik                                       43,716                  426,605
Kontron                                        25,850(b)               202,467
Total                                                                  960,332

Greece (0.7%)

Construction & Engineering
Aktor Technical                               110,510                  435,832
Hellenic Technodomiki                          38,580                  208,897
Total                                                                  644,729

Hong Kong (5.6%)

Commercial Banks (0.7%)
CITIC International  Financial Holdings       570,700                  234,058
Dah Sing Financial Holding                     55,600                  405,687
Total                                                                  639,745

Distributors (0.3%)
Li & Fung                                     116,000                  244,422

Diversified Telecommunication Services (0.3%)
Asia Satellite
  Telecommunications Holdings                 132,500                  246,079

Electric Utilities (0.5%)
China Power Intl                              144,000                   47,542
China Resources  Power Holdings               642,000                  365,284
Total                                                                  412,826

Health Care Equipment & Supplies (--%)
Moulin Global Eyecare                         844,000(e,f)                  --

Household Durables (0.7%)
Ngai Lik Industrial Holding                 1,300,000                  233,603
Techtronic Inds                               176,000                  436,402
Total                                                                  670,005

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Hong Kong (cont.)

Leisure Equipment & Products (0.2%)
Lerado Group Holding                        1,771,984                 $182,366

Pharmaceuticals (0.3%)
China Pharmaceutical                        1,500,000                  294,545
Far East Pharmaceutical  Technology         1,181,200(b,e,f)                --
Total                                                                  294,545

Real Estate (0.4%)
Hang Lung Group                               175,000                  348,052

Specialty Retail (0.6%)
Giordano Intl                                 676,000                  504,393

Textiles, Apparel & Luxury Goods (0.9%)
Fountain Set                                  484,000                  238,838
Texwinca Holdings                             352,823                  276,873
Yue Yuen Industrial Holdings                  132,000                  416,428
Total                                                                  932,139

Transportation Infrastructure (0.7%)
Beijing Capital Intl Airport                  649,000                  268,429
Hopewell Holdings                             153,000                  395,874
Total                                                                  664,303

India (1.1%)

Construction Materials (0.3%)
Gujarat Ambuja
  Cements GDR                                 157,950                  240,084

IT Services (0.3%)
Satyam Computer
  Services ADR                                 10,710                  306,092

Machinery (0.5%)
Tata Motors ADR                                41,840                  474,884

Indonesia (0.3%)

Diversified Telecommunication Services
Indonesian Satellite                          404,000                  239,040

Israel (0.7%)

Electronic Equipment & Instruments
Orbotech                                       26,550(b)               657,112

Italy (2.3%)

Auto Components (0.4%)
Brembo                                         47,000                  361,277

Building Products (0.4%)
Permasteelisa                                  21,308                  336,108

Health Care Equipment & Supplies (0.7%)
Sorin                                         201,377(b)               601,400

Media (0.3%)

Caltagirone Editore                            33,165                  298,160

Textiles, Apparel & Luxury Goods (0.5%)
Tod's                                           8,506                  473,218

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Issuer                                         Shares                 Value(a)

Japan (16.3%)

Beverages (0.3%)
Coca-Cola West Japan                           11,800                 $254,011

Building Products (0.1%)
Noritz                                          8,300                  128,925

Chemicals (1.4%)
Taiyo Ink Mfg                                  15,700                  580,348
Takasago Intl                                  79,700                  383,790
Tokyo Ohka Kogyo                               10,000                  206,634
Total                                                                1,170,772

Commercial Banks (1.1%)
77 Bank                                        50,500                  297,783
Gunma Bank                                     71,400                  426,028
Towa Bank                                     105,500                  268,607
Total                                                                  992,418

Commercial Services & Supplies (2.2%)
Meitec                                         18,800                  570,366
Sohgo Security Services                        48,400                  621,692
Tokyo Individualized
  Educational Institute                        45,840                  348,406
Toppan Forms                                   31,000                  357,906
Total                                                                1,898,370

Consumer Finance (--%)
POCKET CARD                                     1,300                   26,673

Electrical Equipment (0.3%)
Futaba                                          9,400                  234,637

Electronic Equipment & Instruments (0.5%)
Enplas                                          8,700                  230,879
Hosiden                                        26,200                  266,602
Total                                                                  497,481

Food & Staples Retailing (0.8%)
FamilyMart                                     15,000                  437,054
MINISTOP                                       14,000                  254,241
Total                                                                  691,295

Food Products (0.9%)
ARIAKE JAPAN                                   14,500                  334,327
Hokuto                                         17,100                  338,714
Morinaga                                       50,000                  142,484
Total                                                                  815,525

Health Care Equipment & Supplies (1.3%)
Hogy Medical                                    7,600                  398,644
Kobayashi Pharmaceutical                       26,500                  755,090
Total                                                                1,153,734

Health Care Providers & Services (0.2%)
Nichii Gakkan                                   8,400                  220,864

Household Durables (0.7%)
Alpine Electronics                             20,700                  297,061
Chofu Seisakusho                               10,700                  216,404
Sangetsu                                        6,600                  164,891
Total                                                                  678,356

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

IT Services (0.7%)
Argo Graphics                                   4,700                 $120,102
Obic                                            3,100                  531,730
Total                                                                  651,832

Machinery (1.0%)
Komori                                         17,600                  273,410
Union Tool                                     21,300                  612,422
Total                                                                  885,832

Media (0.2%)
Hakuhodo DY Holdings                            3,100                  217,373

Multiline Retail (0.4%)
PARCO                                          34,000                  243,102
Ryohin Keikaku                                  2,400                  115,268
Total                                                                  358,370

Oil & Gas (0.5%)
Japan Petroleum Exploration                    11,000                  493,344

Personal Products (0.4%)
Milbon                                         11,200                  352,906

Pharmaceuticals (1.0%)
Mochida Pharmaceutical                         82,700                  508,003
Tanabe Seiyaku                                 21,700                  203,423
Towa Pharmaceutical                            10,900                  231,838
Total                                                                  943,264

Semiconductors & Semiconductor Equipment (0.6%)
Disco                                          12,500                  539,763

Software (0.9%)
CAPCOM                                         22,800                  226,081
OBIC Business Consultants                      12,300                  557,477
Total                                                                  783,558

Specialty Retail (0.4%)
POINT                                           4,200                  174,983
Sazaby                                         10,900                  223,660
Total                                                                  398,643

Transportation Infrastructure (0.4%)
Japan Airport Terminal                         43,000                  400,357

Luxembourg (0.3%)

IT Services
Thiel Logistik                                 65,930(b)               231,788

Malaysia (1.1%)

Commercial Banks (0.3%)
RHB Capital Berhad                            397,200                  248,709

Hotels, Restaurants & Leisure (0.5%)
Resorts World                                 170,700                  486,407

Multi-Utilities & Unregulated Power (0.3%)
YTL Corporation Berhad                        203,300                  303,595

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Mexico (0.4%)

Beverages (--%)
Grupo Continental                               7,695                  $13,824

Transportation Infrastructure (0.4%)
Grupo Aeroportuario del
  Sureste ADR                                   9,780                  336,041

Netherlands (5.9%)

Biotechnology (0.4%)
Qiagen                                         27,300(b)               365,255

Commercial Services & Supplies (0.6%)
Vedior                                         38,580                  579,755

Construction & Engineering (1.4%)
AM                                             36,833                  440,321
Arcadis                                        12,480                  299,413
Imtech                                         17,110                  619,114
Total                                                                1,358,848

Electrical Equipment (0.5%)
Draka Holding                                  37,523                  467,985

Energy Equipment & Services (0.5%)
SBM Offshore                                    6,200                  452,542

Health Care Providers & Services (1.0%)
OPG Groep                                      11,530                  893,223

Industrial Conglomerates (0.8%)
Aalberts Inds                                  13,883                  743,123

Office Electronics (0.3%)
Oce                                            16,610                  243,483

Semiconductors & Semiconductor Equipment (0.2%)
ASM International                               9,383(b)               143,439

Software (0.2%)
Unit 4 Agresso                                 11,296(b)               178,834

New Zealand (0.9%)

Airlines (0.2%)
Air New Zealand                               156,340                  137,825

Household Durables (0.2%)
Fisher Y Paykel Finance                        85,000                  201,879

Multiline Retail (0.3%)
Warehouse Group                                89,875                  235,007

Paper & Forest Products (0.2%)
Carter Holt Harvey                            171,699                  286,442

Norway (1.0%)

Energy Equipment & Services
Prosafe ASA                                    25,090                  884,988

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Issuer                                         Shares                 Value(a)

Russia (0.4%)

Food & Staples Retailing (0.4%)
Pyaterochka Holding                             6,210(b)               $99,857
Pyaterochka Holding                            16,753(b,d)             269,388
Total                                                                  369,245

Singapore (0.5%)

Electronic Equipment & Instruments (0.2%)
Huan Hsin Holdings                            461,000                  190,910

Food Products (--%)
Want Want Holdings                                930                    1,097

Specialty Retail (0.3%)
Osim Intl                                     392,800                  286,631

South Africa (0.4%)

Metals & Mining
African Rainbow  Minerals (ARM)                28,000(b)               142,340
Mvelaphanda Resources                          87,072(b)               207,498
Total                                                                  349,838

South Korea (3.3%)

Auto Components (0.5%)
Halla Climate Control                          51,660                  468,874

Commercial Banks (1.7%)
Daegu Bank                                     48,320                  479,591
Industrial Bank of Korea                       21,690                  237,648
Pusan Bank                                     83,270                  841,799
Total                                                                1,559,038

Electronic Equipment & Instruments (0.4%)
Daeduck Electronics                            43,850                  377,310

Machinery (0.2%)
Daewoo Heavey
  Industries & Machinery                       20,670                  194,058

Paper & Forest Products (0.5%)
Hansol Paper                                   39,900                  419,204

Spain (1.5%)

Air Freight & Logistics (0.5%)
Transportes Azkar                              52,740                  448,568

Hotels, Restaurants & Leisure (1.0%)
Sol Melia                                      67,990                  965,146

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Sweden (2.5%)

Biotechnology (0.1%)
Medivir Cl B                                   14,950(b)              $112,138

Capital Markets (0.6%)
D Carnegie & Co                                44,520                  506,964

Commercial Services & Supplies (0.3%)
Observer                                       63,730                  295,697

IT Services (0.4%)
Teleca Cl B                                    78,260(b)               352,060

Machinery (0.5%)
Munters AB                                     20,100                  451,279

Real Estate (0.6%)
Kungsleden                                     17,960                  546,939

Switzerland (3.1%)

Biotechnology (0.3%)
Bachem Holding Cl B                             4,620                  265,428

Capital Markets (0.3%)
Vontobel Holding                               13,660                  315,411

Chemicals (0.8%)
EMS-Chemie Holding AG                           3,721                  325,506
Gurit-Heberlein                                   540                  439,517
Total                                                                  765,023

Hotels, Restaurants & Leisure (0.3%)
Kuoni Reisen Holding                              620                  237,663

Insurance (1.1%)
Baloise Holding                                10,136                  528,697
Helvetia Patria Holding                         2,300                  409,449
Total                                                                  938,146

Machinery (0.3%)
SIG Holding                                     1,190                  276,181

Taiwan (3.6%)

Building Products (0.3%)
Taiwan Fu Hsing Industrial                    247,450                  276,011

Communications Equipment (0.7%)
D-Link                                        574,200                  619,637

Computers & Peripherals (0.7%)
Compal Electronics                            168,563                  154,834
GIGA-BYTE TECHNOLOGY                          137,000                  158,599
KYE Systems                                   530,992                  441,178
Total                                                                  754,611

Electrical Equipment (0.4%)
AcBel Polytech                                546,930                  390,200

Electronic Equipment & Instruments (0.2%)
HannStar Display                              451,640                  141,344

Industrial Conglomerates (0.5%)
Fu Sheng Industrial                           343,440                  415,817

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Taiwan (cont.)

Leisure Equipment & Products (0.4%)
Giant Mfg                                     195,000                 $319,802

Semiconductors & Semiconductor Equipment (0.4%)
Sunplus Technology                            157,000                  210,662
VIA Technologies                              249,000                  194,580
Total                                                                  405,242

Thailand (1.3%)

Commercial Banks (0.4%)
Thai Military Bank                          3,699,500(b)               338,950

Electric Utilities (0.3%)
Glow Energy                                   593,900                  302,370

Household Durables (0.1%)
Land & Houses                                 366,300                   67,471

Media (0.1%)
BEC World                                     378,000                  118,908

Wireless Telecommunication Services (0.4%)
Total Access Communication                    117,400(b)               363,940

United Kingdom (12.6%)

Aerospace & Defense (0.5%)
Radstone Technology                            46,216                  247,749
VT Group                                       35,864                  215,761
Total                                                                  463,510

Biotechnology (0.4%)
Cambridge Antibody
  Technology Group                             31,600(b)               386,139

Chemicals (0.8%)
Yule Catto                                    166,926                  722,341

Commercial Services & Supplies (0.8%)
Aggreko                                        45,562                  164,554
De La Rue                                      15,168                  104,705
Homeserve                                      23,244                  431,397
Total                                                                  700,656

Communications Equipment (0.1%)
Inmarsat                                       15,600(b)                89,179

Consumer Finance (0.3%)
Cattles                                        60,847                  317,822

Containers & Packaging (0.5%)
DS Smith                                      152,260                  425,967

Electronic Equipment & Instruments (0.5%)
Premier Farnell                               157,111                  461,151

Food Products (0.6%)
Northern Foods                                123,237                  333,313
RHM                                            43,300(b)               220,702
Total                                                                  554,015

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Health Care Equipment & Supplies (0.5%)
Bespak                                         15,916                 $144,399
SSL Intl                                       69,000                  348,877
Total                                                                  493,276

Hotels, Restaurants & Leisure (0.3%)
Luminar                                        32,385                  298,277

Insurance (1.5%)
Benfield Group ADR                             72,451                  344,372
Hiscox                                        100,027                  318,220
Jardine Lloyd Thompson  Group                  98,226                  694,573
Total                                                                1,357,165

IT Services (1.2%)
Dimension Data Holdings                       645,235(b)               394,710
LogicaCMG                                     206,912                  682,216
Total                                                                1,076,926

Machinery (1.3%)
Bodycote Intl                                 236,845                  778,098
FKI                                           203,600                  374,262
Total                                                                1,152,360

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Media (0.9%)
Capital Radio                                 125,071                 $646,834
Maiden Group                                   53,322                  179,940
Total                                                                  826,774

Real Estate (1.0%)
John D Wood & Co                              249,170                  898,950

Road & Rail (0.3%)
Avis Europe                                   280,220                  252,414

Software (0.7%)
Misys                                          84,775                  348,864
SurfControl                                    39,712(b)               290,125
Total                                                                  638,989

Specialty Retail (0.4%)
GAME GROUP                                    215,600                  330,937

Total Common Stocks
(Cost: $78,303,862)                                                $87,806,988

Preferred Stock (0.4%)
Issuer                                         Shares                 Value(a)

Hugo Boss                                      11,310                 $381,580

Total Preferred Stock
(Cost: $211,134)                                                      $381,580

Short-Term Security (0.4%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commerical Paper
Alpine Securitization
   08-01-05               3.31%              $400,000(g)              $399,890

Total Short-Term Security
(Cost: $399,926)                             $399,890

Total Investments in Securities
(Cost: $78,914,922)(h)                                             $88,588,458

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
5 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $269,388 or 0.3% of net assets.

(e)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2005, is as follows:

      Security                                    Acquisition             Cost
                                                     dates
      Far East Pharmaceutical Technology    03-10-04 thru 06-08-04    $163,792
      Moulin Global Eyecare                 05-07-03 thru 11-25-04     511,320
      Sons of Gwalia                        09-30-02 thru 07-23-04     501,662

(f)   Negligible market value.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $399,890 or 0.4% of net assets.

(h) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $78,915,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $14,265,000
      Unrealized depreciation                                       (4,592,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 9,673,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
6 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

                                                              S-6258-80 D (9/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Partners International Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 27, 2005




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 27, 2005